EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Jul. 31, 2025
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

14. EVENTS AFTER THE REPORTING PERIOD

On August 20, 2025, 357,144 shares were issued upon the exercise of flow-through warrants with an exercise price of $0.60 for proceeds of $214,286.

On October 14, 2025, 25,407 shares were issued upon the exercise of non-flow through warrants with an exercise price of $0.60 for proceeds of $15,200.

On November 20, 2025, 433,334 shares were issued upon the exercise of flow-through warrants with an exercise price of $0.60 for proceeds of $260,000.